Derivative Liabilities - Summary of the Changes in Fair Value of Level 3 Financial Liabilities (Details 1)	6 Months Ended
May 31, 2018 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value, December 1, 2015	$ 341,351
Additions	256,344
Change in fair value	65,218
Transfers in and/or out of Level 3	$ (363,607)